Additional disclosure requirements - Parent-Only Cash Flow Statements (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Condensed Cash Flow Statements, Captions [Line Items]
NET INCOME	€ (10,338)	€ 4,082
Adjustments to profit	24,498	12,166
Net increase/(decrease) in operating assets	(116,992)	(51,210)
Increase (decrease) in operating liabilities	148,123	34,238
Income tax recovered/(paid)	(223)	(976)
CASH FLOWS FROM OPERATING ACTIVITIES	45,068	(1,700)
Investments (-)	(4,664)	(4,617)
Divestments (+)	1,819	2,970
CASH FLOWS FROM INVESTING ACTIVITIES	(2,845)	(1,647)
Issuance of own equity instruments	0	0
Proceeds from disposal of own equity instruments	421	560
Payments for acquisition of own equity instrument	(454)	(522)
Dividends paid	0	(2,110)
Other collections/payments related to financing activities	(1,667)	(1,146)
CASH FLOWS FROM FINANCING ACTIVITIES	(1,858)	(6,299)
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	(3,166)	87
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	37,199	(9,559)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	101,067	113,663
CASH AND CASH EQUIVALENTS AT END OF PERIOD	138,266	104,104
Banco Santander S.A. | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
NET INCOME	(6,811)	543
Adjustments to profit	11,830	1,237
Net increase/(decrease) in operating assets	(63,984)	(27,955)
Increase (decrease) in operating liabilities	83,119	16,568
Income tax recovered/(paid)	942	882
CASH FLOWS FROM OPERATING ACTIVITIES	25,096	(8,725)
Investments (-)	(1,874)	(368)
Divestments (+)	497	1,042
CASH FLOWS FROM INVESTING ACTIVITIES	(1,377)	674
Issuance of own equity instruments	0	0
Proceeds from disposal of own equity instruments	327	452
Payments for acquisition of own equity instrument	(327)	(452)
Issuance of debt securities	1,500	1,056
Redemption of debt securities	(1,914)	(3,471)
Dividends paid	0	(2,111)
Issuance/Redemption of equity instruments	0	0
Other collections/payments related to financing activities	(162)	(219)
CASH FLOWS FROM FINANCING ACTIVITIES	(576)	(4,745)
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	(253)	38
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	22,890	(12,758)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	32,471	51,931
CASH AND CASH EQUIVALENTS AT END OF PERIOD	€ 55,361	€ 39,173